Fair Value Measurement	9 Months Ended
Sep. 30, 2022
Fair Value Measurement
Fair Value Measurement

24. Fair Value Measurement

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis include: short-term investments and investment in equity securities with readily determinable fair values.

The following table presents the major financial instruments measured at fair value, by level within the fair value hierarchy as of December 31, 2021 and September 30, 2022.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	19,157,428	—	19,157,428	—
Equity securities with readily determinable fair value	28,452	28,452	—	—
Total assets	19,185,880	28,452	19,157,428	—

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	September 30,	Identical Assets	Observable Inputs	Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	14,487,344	—	14,487,344	—
Long-term financial instruments	50,085	—	50,085	—
Equity securities with readily determinable fair value	23,207	23,207	—	—
Total assets	14,560,636	23,207	14,537,429	—

24. Fair Value Measurement (Continued)

Valuation Techniques

Short-term investments: Short-term investments are investments in financial instruments with variable interest rates and maturity dates within one year. Long-term financial instruments: Long-term financial instruments are investments in financial instruments with variable interest rates and maturity dates greater than one year. Fair value is estimated based on quoted prices of similar financial products provided by the banks at the end of each period (Level 2). The related gain/(loss) amounts are recognized in “interest income and investment income, net” in the unaudited condensed consolidated statements of comprehensive income/(loss).

Equity securities with readily determinable fair value: Equity securities with readily determinable fair values are marketable equity securities which are publicly traded stocks measured at fair value. These securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. The related gain/(loss) amounts are recognized in “interest income and investment income, net” in the unaudited condensed consolidated statements of comprehensive income/(loss).

Assets measured at fair value on a nonrecurring basis

Assets measured at fair value on a non- recurring basis include: investments in equity securities without readily determinable fair value and equity method investments. For investments in equity securities without readily determinable fair value, no measurement event occurred during the periods presented. The equity securities without readily determinable fair value were RMB93,150 and RMB508,730 as of December 31, 2021 and September 30, 2022. Nil and RMB7,200 impairment charges were recognized for the nine months ended September 30, 2021 and 2022. For equity method investments, no impairment loss was recognized for all periods presented. The Group recorded RMB27,388 and nil impairment loss of property, plant and equipment and nil and RMB283,329 inventory write-downs for the nine months ended September 30, 2021 and 2022, respectively.

Assets and liabilities not measured at fair value but fair value disclosure is required

Financial assets and liabilities not measured at fair value include cash equivalents, time deposits, restricted cash, trade receivable, amounts due from related parties, prepayments and other current assets, short-term borrowings, trade and notes payable, amounts due to related parties, accruals and other current liabilities, other non-current assets, other non-current liabilities, and long-term borrowings.

The Group values its time deposits held in certain bank accounts using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The Group classifies the valuation techniques that use the inputs as Level 2 for short-term borrowing as the rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market.

Trade receivable, amounts due from related parties, prepayments and other current assets, trade and notes payable, amounts due to related parties and accruals and other current liabilities are measured at amortized cost, their fair values approximate their carrying values given their short maturities.

Borrowings and convertible debt are measured at amortized cost. Their fair values were estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates based on current offering rates of comparable institutions with similar services. The fair value of these borrowings obligations approximate their carrying value as the borrowing rates are similar to the market rates that are currently available to the Group for financing obligations with similar terms and credit risks and represent a level 2 measurement.